Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

29.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are largely determined in international markets, primarily in USD and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. As of December 31, 2024 and December 31, 2023, the Company was not party to any foreign currency forward contracts.

In July 2021, the Company completed a restructuring of its $350,000 thousand of senior unsecured Notes due 2022. This included the issue of additionally $60,000 thousand (which were fully repaid in June 2022) of super senior secured Notes due 2025 (see Note 19) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in USD, whereas its operations principally generate a combination of USD and Euro cash flows. As of December 31, 2023 the debt balance related to the Reinstated Senior Notes was $154,780 thousand, which were fully repaid in February 2024.

During the year ended December 31, 2024 and 2023 the Company did not enter into any cross currency swaps.

Foreign currency sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, accounts payable and inventories that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against EUR, CAD and ZAR at December 31, 2024, while all other variables remained constant, would have increased or (decreased) the net profit before tax of $5,165 thousand ($16,502 thousand in 2023).

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise bank borrowings (see Note 17) and other financial liabilities (see Note 20).

During the years ended December 31, 2024 and 2023, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities.

Interest Rate Sensitivity analysis

At December 31, 2024, an increase of 1% in interest rates would have given rise to additional borrowing costs of $714 thousand (2023: $604 thousand).

Power risk

Power generally constitutes one of the larger expenses for most of Ferroglobe’s products. Ferroglobe focuses on minimizing energy prices and unit consumption throughout its operations by concentrating its silicon and manganese-based alloy production during periods when energy prices are lower. In 2024, Ferroglobe’s total power consumption was 5,915 gigawatt-hours (5,834 in 2023), with power contracts that vary across its operations.

For the years ended December 31, 2024 and 2023, respectively, Ferroglobe engaged in discussions with energy companies to secure Power Purchase Agreements (“PPAs”) based on Solar and wind generation. Four PPAs were signed in July 2024 with a total volume of 150,000 MWhs/year at a fixed price between 43 and 58 EUR/MWh. In November 2024, the Company entered into an additional PPA on a pay as produced basis at a maximum price of 50 EUR/MWh during 10 years from the commencement of operation of the plants which is expected in 2029. Two wind PPAs were signed in 2023 with a total volume of 130 GWh at a fixed price between 50 and 77 EUR/MWh, with one being cancelled in 2024. Additionally, in December, 2023, the Company entered into three PPAs to supply to Sabón 285 GWh/year on a pay as produced basis at a maximum price of 50 EUR/MWh for 10 years from the commencement of operation of the plants which is expected in 2028.

Certain of the Company’s subsidiaries have their power needs covered by a three-year agreement ending in 2025. Regulation enacted in 2015 enables French subsidiaries of the Company to benefit from reduced transmission tariffs, interruptibility compensation (an agreement whereby the companies agree to interrupt production in response to surges in demand across the French electricity grid), as well as receiving compensation for indirect carbon dioxide costs under the EU Emission Trading System (ETS) regulation.

Power Risk Sensitivity analysis

At December 31, 2024 a 10% change in total power consumption would yield a $23,434 thousand increase or (decrease) in our energy expenditures and resulting opposite impact to net profit before tax.

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 9 and includes trade and other receivables and other financial assets.

Trade and other receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since October 2020, the Company entered into a factoring program where the receivables of some of the Company’s French and Spanish entities are prefinanced by a factor (see Note 9 and 16). In February 2022, Ferroglobe Spain Metals signed an additional factoring agreement with Bankinter.

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. Changes in financial assets and liabilities are monitored on an ongoing basis.

As of December 31, 2024 and 2023, Ferroglobe had restricted cash and cash and cash equivalents of $133,271 thousand and $137,649 thousand, respectively. As of December 31, 2024, the Company’s total outstanding debt is $210,554 thousand ($310,998 thousand in 2023), consisting of $114,370 thousand (2023: $61,525 thousand) in short-term , including the current portion of long-term debt and $96,184 thousand (2023: $249,463 thousand) in long-term debt.

The Company’s main sources of financing are as follows:

●	In 2021, the Company exchanged 98.6% of its $350 million 9.375% senior unsecured notes due in March 2022 (the “Old Notes”) for total consideration of (i) $1,000 aggregate principal amount of the new 9.375% senior secured notes due in 2025 (the “Reinstated Senior Notes”) for each $1,000 aggregate principal amount of Old Notes, plus (ii) cash amount to $51.6 million, which the Company’s Parent applied as cash consideration for a subscription of new ordinary shares of the Company.

In July 2023, the Company via its subsidiary issuers of Reinstated Senior Notes partially redeemed such Reinstated Senior Notes at 102.34375% of the principal amount plus accrued interest. The issuers elected to redeem an aggregate principal amount of $150.0 million of the Reinstated Senior Notes plus accrued and unpaid interest of $14.0 million.

In February 2024, the Company completed the full redemption of the Reinstated Senior Notes at 102.34375% of the principal amount plus accrued interest. The issuers elected to redeem an aggregate principal amount of $147,624 thousand of the Reinstated Senior Notes, the entire amount outstanding as of the redemption date, plus accrued and unpaid interest and call premium of $4,075 thousand.

●	In 2016, a Company subsidiary entered into a loan agreement with the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”) to borrow an aggregate principal amount of €44.9 million ($50.2 million) in connection with the industrial development projects relation to a silicon purification project at an annual interest rate of 3.6%. The Company is required to repay this loan in seven instalments commencing in 2023 and to be completed by 2030.

●	In October 2020, the Company signed a factoring agreement with a financial institution for anticipating the collection of receivables of the Company’s European subsidiaries. During 2024, the factoring agreement provided upfront cash consideration of $427,772 thousand ($431,274 thousand in 2023). The Company has repaid $420,873 thousand ($454,576 thousand in 2023), recognizing bank borrowing debt of $35,059 thousand as of December 31, 2024 (2023: $30,683 thousand).
●	In February 2022, a Company subsidiary signed an additional factoring agreement with Bankinter. This program offers the possibility to sell the receivables corresponding to 11 customers pre-approved by the bank and its credit insurers.
●	In June 2022, a Company subsidiary entered into a five-year, $100 million asset-based revolving credit facility (the “ABL Revolver”), with BMO as lender and agent. The maximum amount available under the ABL Revolver is subject to a borrowing base test comprising North American inventory and accounts receivable. For the years ended December 31, 2024 and 2023, the Company drew down $32,000 thousand and $1,000 thousand, respectively, which has been fully repaid, yielding no balance due as of the end of both years.
●	In 2020, a Company subsidiary entered into a loan agreement with BNP Paribas to borrow an aggregate principal amount, interest-free, of €4.5 million ($5.3 million), to finance the Company’s activities in France. The French government guaranteed the loan in line with special measures taken in response to the COVID-19 pandemic. The loan is to be repaid by 2026. The Company is liable for a fee of 0.5% equal based on the total borrowed capital.
●	In 2020, a Company subsidiary entered into a loan agreement with Investissement Québec to borrow an aggregate principal amount, interest-free, of CAD 7.0 million ($5.5 million) to finance its capital expenditures activities in Canada. The loan is to be repaid over a seven-year period, with payments deferred for the first three years from the inception of the loan.
●	In March 2022, two Spanish Company subsidiaries and the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration, entered into a loan agreement of €34.5 million ($38.3 million). This loan is part of the SEPI fund intended to provide assistance to non-financial companies operating in strategically important sectors within Spain as a result of the COVID-19 pandemic.
●	In September 2024, a U.S. Company subsidiary and Citizens entered into three lease schedules from October to December 2024 pursuant to terms and conditions of the Master Lease Agreement. The company started to lease assets for a three or five-year period, receiving $6.1 million upfront as part of a sale of assets to the Lessor. In return, the Company will make monthly lease payments of $130 thousand over a 3-year period and $35 thousand over a 5-year period.
●	The BME's (Spanish Stock Exchange) fixed income market admitted the Company’s Commercial Paper Program to trading for a maximum outstanding amount of EUR 50 million. The commercial paper to be issued under the program will have unit denominations of EUR 100 thousand with maturities up to two years. Under this program, the Company will be able to issue commercial paper flexibly over 12 months. This program is led by Bankinter as arranger and agent. In December 2024, Ferroglobe PLC issued 99 commercial paper units totalling EUR 9,900 thousand ($10,255 thousand) at a fixed rate of 5.88%.
●	In December 2024, one of the Company’s French subsidiaries entered into a loan agreement with Banque Palatine to borrow an aggregate principal of €7,000 thousand ($7,272 thousand). This loan is guaranteed by a pledge on a future receivable consisting of the Anglefort plant Co2 compensation credits to be received from the French Government in the first half of 2025. This outstanding debt balance is due by September 2025 if the French Government fails to remit the relevant Co2 credits prior. This facility bears interest at Euribor 3-month plus 1%.
●	In December 2024, Ferroglobe South Africa as borrower, Ferroglobe PLC as a guarantor and ABSA bank entered into the ABSA financing facility for a total amount of up to ZAR 350 million ($18.5 million). The amount available for drawdown is calculated based on collateral composed of eligible receivables and inventory. Drawdowns accrue interest at the Prime Rate (ZAR) less 1.18%.

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2024
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 17)	14,831	42,331	57,162
Obligations under leases (Note 18)	69,452	—	69,452
Debt instruments (Note 19)	—	10,135	10,135
Other financial liabilities (Note 20)	52,380	19,484	71,864
	136,663	71,950	208,613

	2023
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 17)	15,865	30,683	46,548
Obligations under leases (Note 18)	66,250	—	66,250
Debt instruments (Note 19)	154,780	—	154,780
Other financial liabilities (Note 20)	57,218	20,224	77,442
	294,113	50,907	345,020

ii.	Liquidity risk:

The table below summarizes the Company’s financial liabilities to be settled by the Company based on their maturity as of December 31, 2024, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The table below assumes that the principal will be paid at maturity date.

	2024
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	43,251	681	13,230	—	57,162
Leases	14,225	14,504	26,155	114,925	169,809
Debt instruments	10,268	—	—	—	10,268
Financial loans from government agencies	47,283	9,408	12,960	—	69,651
Payables to related parties	2,664	—	—	—	2,664
Payable to non-current asset suppliers	7,066	143	—	—	7,209
Contingent consideration	2,163	1,489	—	—	3,653
Trade and other payables	157,064	—	—	—	157,064
	283,985	26,225	52,345	114,925	477,479

	2023
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	31,635	—	1,683	13,230	46,548
Leases	12,923	13,778	21,946	126,111	174,758
Debt instruments	19,692	168,705	—	—	188,397
Financial loans from government agencies	14,653	51,243	15,444	3,586	84,926
Payables to related parties	2,198	—	—	—	2,198
Payable to non-current asset suppliers	9,791	336	—	—	10,127
Contingent consideration	400	983	677	—	2,060
Trade and other payables	183,375	—	—	—	183,375
	274,667	235,045	39,750	142,927	692,389

Additionally, as of December 31, 2024, the Company has long-term power purchase commitments amounting to $293,709 thousand ($434,507 thousand in 2023), which represents minimum charges that are enforceable and legally binding, and do not represent total anticipated purchase.

The Reindus and the SEPI loans classified as financial loans from government agencies have early redemption options.

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2024 and 2023 were as follows:

	January 1, 2024	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2024
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 17)	46,548	9,529	(2,389)	3,887	(413)	57,162
Obligations under leases (Note 18)	66,250	(16,201)	—	5,935	13,468	69,452
Debt instruments (Note 19)	154,780	(144,993)	(114)	1,799	(1,337)	10,135
Financial loans from government agencies (Note 20)	77,442	(3,458)	(4,034)	4,371	(2,457)	71,864
Total liabilities from financing activities	345,020	(155,123)	(6,537)	15,992	9,261	208,613
Other amounts paid due to net financing activities		(20,385)
Net cash (used) in financing activities		(175,508)

	January 1, 2023	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2023
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 17)	77,833	(26,798)	1,716	2,568	(8,771)	46,548
Obligations under leases (Note 18)	58,536	(14,967)	1,721	5,199	15,761	66,250
Debt instruments (Note 19)	343,442	(209,245)	—	22,989	(2,406)	154,780
Financial loans from government agencies (Note 20)	98,661	(23,740)	2,565	4,847	(4,891)	77,442
Total liabilities from financing activities	578,472	(274,750)	6,002	35,603	(307)	345,020
Other amounts paid due to net financing activities		(7,397)
Net cash (used) in financing activities		(282,147)